Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	SAFE BULKERS, INC.
Entity Address, Address Line One	6, Avenue des Citronniers
Entity Address, Address Line Two	Apt. D11
Entity Address, Address Line Three	Les Acanthes
Entity Address, Postal Zip Code	MC98000
Entity Address, City or Town	Monaco
Entity Address, Country	MC
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001434754